Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis (Details) - USD ($)					1 Months Ended	12 Months Ended
	Apr. 15, 2021	Feb. 27, 2021	Jan. 29, 2021	Jan. 04, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount						$ 88,805,000	$ 52,881,000
Liabilities, carrying amount						47,426,000	38,455,000
Convertible Debt | the "Second Yorkville Convertible Loan"
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Repayments of convertible debt	$ 373,438	$ 250,000	$ 250,000	$ 250,000	$ 569,541	1,692,979	2,307,021
Level 3 | Accounts Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount						16,448,000	13,099,000
Liabilities, fair value						16,448,000	13,099,000
Level 3 | Notes Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount						6,249,000	4,115,000
Liabilities, fair value						6,249,000	4,115,000
Level 3 | Bonds, Mortgages and Other Long-Term Debt
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount						458,000	646,000
Liabilities, fair value						458,000	4,115,000
Level 3 | Convertible Note Payable, Current
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount						0	5,633,000
Liabilities, fair value						0	5,633,000
Level 3 | Convertible Note Payable, Noncurrent
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount						9,049,000	3,710,000
Liabilities, fair value						9,049,000	3,710,000
Level 3 | Indebtedness to Related Parties, Noncurrent
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount						2,395,000	0
Liabilities, fair value						2,395,000	0
Receivables | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount						3,261,000	2,900,000
Assets, fair value						3,261,000	2,900,000
Notes Receivable from Related Parties | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount						68,000	37,000
Assets, fair value						68,000	37,000
Notes Receivable, Noncurrent | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount						190,000	183,000
Assets, fair value						190,000	183,000
Equity Securities, At Cost | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount						501,000	0
Assets, fair value						501,000	0
Available-For-Sale Debt Security | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount						0	9,190,000
Assets, fair value						0	9,190,000
Equity Securities, At Fair Value | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount						1,000	301,000
Assets, fair value						$ 1,000	$ 301,000